Results for the year (Tables)	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Gross-To-Net Sales Reconciliation
Gross-to-net sales reconciliation

DKK million	2018	2017	2016

Gross sales	230,701	216,174	198,924

US Managed Care and Medicare	(65,207)	(53,077)	(40,874)
US wholesaler charge-backs	(29,469)	(28,324)	(25,416)
US Medicaid rebates	(11,950)	(12,491)	(10,862)
Other US discounts and sales returns	(6,606)	(5,771)	(5,147)
Non-US rebates, discounts and sales returns	(5,638)	(4,815)	(4,845)

Total gross-to-net sales adjustments	(118,870)	(104,478)	(87,144)

Net sales	111,831	111,696	111,780

Provisions for Sales Rebates
Provisions for sales rebates

DKK million	2018	2017	2016

At the beginning of the year	20,216	19,971	16,508
Additional provisions, including increases to existing provisions	82,315	63,772	56,954
Amount paid during the year	(78,539)	(61,017)	(53,217)
Adjustments, including unused amounts reversed during the year	386	(117)	(822)
Effect of exchange rate adjustment	1,016	(2,393)	548

At the end of the year	25,394	20,216	19,971

Provisions
DKK million	Provisions for sales rebates	Provisions for legal disputes	Provisions for product returns	Other provisions[1]	2018 total	2017 total

At the beginning of the year	20,216	1,781	847	1,213	24,057	23,831
Additional provisions, including increases to existing provisions	82,315	73	439	510	83,337	65,213
Amount used during the year	(78,539)	(8)	(388)	(308)	(79,243)	(61,976)
Adjustments, including unused amounts reversed during the year	386	(24)	(38)	(10)	314	(406)
Effect of exchange rate adjustment	1,016	38	9	25	1,088	(2,605)

At the end of the year	25,394	1,860	869	1,430	29,553	24,057

Non-current liabilities[2]	—	1,860	320	1,212	3,392	3,302
Current liabilities	25,394	—	549	218	26,161	20,755

1.
Other provisions consist of various types of provision, including obligations in relation to employee benefits such as jubilee benefits, company-owned life insurance etc. Assets offsetting obligations related to company-owned life insurance are presented as part of Other financial assets.

2.	For non-current liabilities, provisions for product returns will be utilised in 2020 and 2021. In the case of provisions for legal disputes, the timing of settlement cannot be determined.

Information by Business Segment

Business segments
DKK million	2018	2017	2016	2018	2017	2016	2018	2017	2016

Segment sales	Diabetes and obesity			Biopharmaceuticals			Total

Long-acting insulin	20,844	22,174	21,346
- of which Tresiba®	8,035	7,327	4,056
- of which Xultophy®	1,614	729	207
- of which Levemir®	11,195	14,118	17,083
Premix insulin	10,194	10,749	10,678
- of which Ryzodeg®	714	492	196
- of which NovoMix®/NovoLog Mix®	9,480	10,257	10,482
Fast-acting insulin	19,353	20,124	19,945
- of which Fiasp®	590	99	—
- of which NovoRapid®/NovoLog®	18,763	20,025	19,945
Human insulin	9,265	9,793	10,745
Total insulin	59,656	62,840	62,714
Victoza®	24,333	23,173	20,046
Ozempic®	1,796	—	—
Total GLP-1	26,129	23,173	20,046
Other diabetes	4,250	4,302	4,612
Total diabetes	90,035	90,315	87,372
Obesity (Saxenda®)	3,869	2,562	1,577

Diabetes and obesity total sales	93,904	92,877	88,949

Haemophilia				9,576	10,469	10,472
- of which NovoSeven®				7,881	9,206	9,492
- of which NovoEight®				1,354	1,103	851
Growth disorders (Norditropin®)				6,834	6,655	8,770
Other biopharmaceuticals				1,517	1,695	3,589

Biopharmaceuticals total sales				17,927	18,819	22,831

Segment key figures
Total net sales	93,904	92,877	88,949	17,927	18,819	22,831	111,831	111,696	111,780
Cost of goods sold	14,716	15,014	14,337	2,901	2,618	2,846	17,617	17,632	17,183
Sales and distribution costs	26,396	25,475	24,387	3,001	2,865	3,990	29,397	28,340	28,377
Research and development costs	12,222	11,358	11,481	2,583	2,656	3,082	14,805	14,014	14,563
Administrative costs	3,266	3,143	3,128	650	641	834	3,916	3,784	3,962
Other operating income, net	538	466	486	614	575	251	1,152	1,041	737
Operating profit	37,842	38,353	36,102	9,406	10,614	12,330	47,248	48,967	48,432
Operating margin	40.3%	41.3%	40.6%	52.5%	56.4%	54.0%	42.2%	43.8%	43.3%
Depreciation, amortisation and impairment losses expensed	3,210	2,536	2,674	715	646	519	3,925	3,182	3,193
Additions to Intangible assets and Property, plant and equipment	9,219	7,565	6,144	3,107	2,226	2,123	12,326	9,791	8,267
Assets allocated to business segments	71,706	61,542	55,081	17,542	14,994	14,798	89,248	76,536	69,879
Non-allocated assets[1]							21,521	25,819	27,660
Total assets							110,769	102,355	97,539

1.
The part of total assets that remains unallocated to either of the two business segments includes Investment in associated company, Deferred income tax assets, Other financial assets, Tax receivables, Marketable securities, Derivative financial instruments and Cash at bank.

Research and development costs by business segment (note 2.2)
DKK million	2018	2017	2016

Diabetes and obesity	12,222	11,358	11,481
Biopharmaceuticals	2,583	2,656	3,082

Total	14,805	14,014	14,563

Geographical Areas
Geographical areas

2018		2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016

DKK million	North America Operations						International Operations
	Total			Of which the US			Total			Region Europe

Sales by business segment:
Long-acting insulin	12,902	14,758	14,782	12,600	14,466	14,493	7,942	7,416	6,564	4,282	3,895	3,374
- of which Tresiba®	5,271	4,982	2,246	5,192	4,970	2,246	2,764	2,345	1,810	1,246	966	665
- of which Xultophy®	529	162	—	528	162	—	1,085	567	207	1,007	560	206
- of which Levemir®	7,102	9,614	12,536	6,880	9,334	12,247	4,093	4,504	4,547	2,029	2,369	2,503
Premix insulin	1,332	1,790	2,080	1,294	1,743	2,032	8,862	8,959	8,598	1,701	1,878	2,040
- of which Ryzodeg®	—	—	—	—	—	—	714	492	196	56	26	15
- of which NovoMix® / NovoLog Mix®	1,332	1,790	2,080	1,294	1,743	2,032	8,148	8,467	8,402	1,645	1,852	2,025
Fast-acting insulin	10,021	10,968	11,427	9,634	10,574	11,058	9,332	9,156	8,518	4,558	4,366	4,200
- of which Fiasp®	233	8	—	211	—	—	357	91	—	357	91	—
- of which NovoRapid® / NovoLog®	9,788	10,960	11,427	9,423	10,574	11,058	8,975	9,065	8,518	4,201	4,275	4,200
Human insulin	1,917	1,937	2,011	1,778	1,766	1,827	7,348	7,856	8,734	1,580	1,770	2,099
Total insulin	26,172	29,453	30,300	25,306	28,549	29,410	33,484	33,387	32,414	12,121	11,909	11,713
Victoza®	18,093	17,465	14,624	17,561	16,929	14,146	6,240	5,708	5,422	3,720	3,451	3,391
Ozempic®	1,757	—	—	1,634	—	—	39	—	—	39	—	—
Total GLP-1	19,850	17,465	14,624	19,195	16,929	14,146	6,279	5,708	5,422	3,759	3,451	3,391
Other diabetes	890	943	930	733	782	776	3,360	3,359	3,682	579	605	653
Total diabetes	46,912	47,861	45,854	45,234	46,260	44,332	43,123	42,454	41,518	16,459	15,965	15,757
Obesity (Saxenda®)	2,658	1,993	1,446	2,446	1,828	1,366	1,211	569	131	207	102	28

Diabetes and obesity total	49,570	49,854	47,300	47,680	48,088	45,698	44,334	43,023	41,649	16,666	16,067	15,785

Haemophilia	4,004	5,023	4,934	3,723	4,852	4,710	5,572	5,446	5,538	2,781	2,828	2,520
- of which NovoSeven®	3,457	4,609	4,589	3,278	4,451	4,378	4,424	4,597	4,903	1,944	2,245	2,082
- of which NovoEight®	308	315	254	291	315	254	1,046	788	597	776	551	416
Growth disorders	2,834	2,550	4,498	2,823	2,543	4,495	4,000	4,105	4,272	1,511	1,572	1,661
Other biopharmaceuticals	500	582	2,510	262	348	2,291	1,017	1,113	1,079	721	722	716

Biopharmaceuticals total	7,338	8,155	11,942	6,808	7,743	11,496	10,589	10,664	10,889	5,013	5,122	4,897

Total sales by business and geographical segment	56,908	58,009	59,242	54,488	55,831	57,194	54,923	53,687	52,538	21,679	21,189	20,682

Total sales growth as reported	(1.9%)	(2.1%)	4.2%	(2.4%)	(2.4%)	4.1%	2.3%	2.2%	2.9%	2.3%	2.5%	(0.6%)

Property, plant and equipment	13,040	7,318	4,599	13,023	7,298	4,599	28,851	27,929	25,580	25,500	24,665	22,040
Trade receivables, net	12,902	10,742	10,604	12,643	10,517	10,426	9,884	9,423	9,630	3,388	3,273	3,304
Allowance for doubtful trade receivables	(12)	(32)	(41)	(12)	(32)	(41)	(1,358)	(1,262)	(1,182)	(241)	(223)	(166)
Total assets	30,349	20,612	18,684	29,732	20,180	18,349	80,420	81,743	78,855	64,327	65,600	63,407

Geographical areas (continued)

2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016

International Operations (continued)
Region AAMEO			Region China			Region Japan & Korea			Region Latin America

1,281	1,229	1,180	814	694	547	857	872	881	708	726	582
337	261	181	16	2	—	751	739	711	414	377	253
58	7	1	—	—	—	—	—	—	20	—	—
886	961	998	798	692	547	106	133	170	274	349	329
2,606	2,686	2,388	3,783	3,555	3,363	650	697	677	122	143	130
275	183	97	—	—	—	351	253	58	32	30	26
2,331	2,503	2,291	3,783	3,555	3,363	299	444	619	90	113	104
2,194	2,261	1,995	1,450	1,253	1,059	779	941	998	351	335	266
—	—	—	—	—	—	—	—	—	—	—	—
2,194	2,261	1,995	1,450	1,253	1,059	779	941	998	351	335	266
2,065	1,922	2,153	2,821	3,096	3,361	187	232	302	695	836	819
8,146	8,098	7,716	8,868	8,598	8,330	2,473	2,742	2,858	1,876	2,040	1,797
841	858	715	521	309	255	614	590	623	544	500	438
—	—	—	—	—	—	—	—	—	—	—	—
841	858	715	521	309	255	614	590	623	544	500	438
675	754	846	1,672	1,566	1,697	368	376	434	66	58	52
9,662	9,710	9,277	11,061	10,473	10,282	3,455	3,708	3,915	2,486	2,598	2,287
418	190	46	1	—	—	175	—	—	410	277	57

10,080	9,900	9,323	11,062	10,473	10,282	3,630	3,708	3,915	2,896	2,875	2,344

1,177	1,163	1,101	199	216	158	557	681	737	858	558	1,022
1,049	1,097	1,082	194	215	158	400	497	559	837	543	1,022
109	52	11	5	1	—	135	169	170	21	15	—
680	676	906	20	15	15	1,538	1,579	1,469	251	263	221
216	279	250	4	5	3	72	104	104	4	3	6

2,073	2,118	2,257	223	236	176	2,167	2,364	2,310	1,113	824	1,249

12,153	12,018	11,580	11,285	10,709	10,458	5,797	6,072	6,225	4,009	3,699	3,593

1.1%	3.8%	2.7%	5.4%	2.4%	5.9%	(4.5%)	(2.5%)	14.5%	8.4%	3.0%	(2.8%)

723	566	525	1,812	1,884	2,095	201	146	161	615	668	759
3,237	3,468	3,164	1,841	1,541	1,773	504	279	305	914	862	1,084
(866)	(823)	(817)	—	—	—	(5)	(5)	(5)	(246)	(211)	(194)
5,635	5,876	4,937	6,003	5,927	5,697	1,503	1,304	1,248	2,952	3,036	3,566

Research and Development Costs

Research and development costs
DKK million	2018	2017	2016

Internal and external Research and development costs	7,280	7,430	7,494
Employee costs (note 2.4)	6,288	5,848	6,149
Amortisation and impairment losses, intangible assets (note 3.1)	769	211	427
Depreciation and impairment losses, property, plant and equipment	468	525	493
(note 3.2)

Total Research and development costs	14,805	14,014	14,563

As percentage of net sales	13.2%	12.5%	13.0%

Employee Costs and Remuneration to Executive Management and Board of Directors

Employee costs
DKK million	2018	2017	2016

Wages and salaries	25,259	23,869	24,651
Share-based payment costs (note 5.1)	414	292	368
Pensions – defined contribution plans	1,791	1,800	1,829
Pensions – defined benefit plans (note 3.5)	73	165	145
Other social security contributions	1,901	1,910	1,853
Other employee costs	2,087	2,102	2,110

Total employee costs for the year	31,525	30,138	30,956
Employee costs capitalised as intangible assets and property, plant and equipment	(1,500)	(1,435)	(1,258)
Change in employee costs capitalised as inventories	(105)	(91)	(127)

Total employee costs in the income statement	29,920	28,612	29,571

Included in the income statement:
Cost of goods sold	8,164	7,854	7,841
Sales and distribution costs	12,214	11,994	12,447
Research and development costs	6,288	5,848	6,149
Administrative costs	2,755	2,505	2,721
Other operating income, net	499	411	413

Total employee costs in the income statement	29,920	28,612	29,571

Average number of full-time employees	42,881	41,665	41,993
Year-end number of full-time employees	42,672	42,076	41,971
Employees (total)	43,202	42,682	42,446

Remuneration to executive management and board of directors
DKK million	2018	2017	2016

Salary and cash bonus	102	74	77
Pension	22	18	20
Benefits[4]	4	6	10
Share-based incentive[5]	22	7	11
Severance payments[1,4]	28	0	66

Executive Management in total[1,2,3]	178	105	184

Fee to Board of Directors	17	16	14

Total	195	121	198

1.	Please refer to 'Remuneration', pp 53-57 (unaudited), for further information.

2.
Jesper Brandgaard will retire from Novo Nordisk in April 2019. The 2018 remuneration for Jesper Brandgaard is included in the above table together with a severance payment of DKK 27.7 million. President and CEO Lars Rebien Sørensen retired from Novo Nordisk on 31 December 2016. The 2016 remuneration for Lars Rebien Sørensen is included in the above table together with a severance payment of DKK 65.7 million. EVPs Jerzy Gruhn and Jesper Højland stepped down from Novo Nordisk´s Executive Management in 2016. The 2016 remuneration for Jerzy Gruhn and Jesper Høiland is included in the above table.

3.	Total remuneration for registered members of Executive Management and the Board of Directors amounts to DKK 159 million (DKK 90 million in 2017 and DKK 152 million in 2016).

4.	Benefits are included in Other employee costs, and severance payments are included in Wages and salaries in the table above.

5.
Until 2017 the cost of the programme was expensed when shares were granted as the pool was fixed. From 2017 onwards, the programme will be expensed equally over the grant year and the subsequent 3 years of vesting as the number of shares will be reduced if a participant terminates employment with Novo Nordisk.

Income Taxes Expensed and Paid

Income taxes paid
DKK million	2018	2017	2016

Income taxes paid in Denmark for current year	6,640	6,798	5,506
Income taxes paid outside Denmark for current year	2,376	2,639	2,645
Income taxes paid/ repayments relating to prior years	598	(336)	(5,252)

Total income taxes paid	9,614	9,101	2,899

Income taxes expensed
DKK million	2018	2017	2016

Current tax on profit for the year	10,469	10,562	8,981
Deferred tax on profit for the year	(1,007)	182	3,014

Tax on profit for the year	9,462	10,744	11,995
Current tax adjustments recognised for prior years	(522)	(425)	(3,191)
Deferred tax adjustments recognised for prior years	47	231	1,069

Income taxes in the income statement	8,987	10,550	9,873

Current tax on other comprehensive income for the year	—	(2)	(28)
Deferred tax on other comprehensive income for the year	(755)	1,043	(296)

Tax on other comprehensive income for the year, (income)/expense	(755)	1,041	(324)

Computation of Effective Tax Rate

DKK million	2018	2017	2016

Computation of effective tax rate:
Statutory corporate income tax rate in Denmark	22.0%	22.0%	22.0%
Deviation in foreign subsidiaries’ tax rates compared with the Danish tax rate (net)	(1.9%)	0.0%	0.2%
Non-taxable income less non-tax-deductible expenses (net)	(0.2%)	0.1%	0.1%
Others, including adjustment of prior years	(1.0%)	(0.4%)	(1.6%)

Effective tax rate	18.9%	21.7%	20.7%

Deferred Income Tax Assets and Liabilities and Specification of Tax Loss Carry-Forwards
Development in deferred income tax assets and liabilities

DKK million	Property, plant and equipment	Intangible assets	Inventories	Provisions and other liabilities	Other[2]	Offset within countries	Total

2018
Net deferred tax asset/(liability) at 1 January	(868)	(500)	833	1,658	(28)	—	1,095
Income/(charge) to the income statement	199	(67)	177	763	(112)		960
Income/(charge) to other comprehensive income	—	—	(37)	(22)	814		755
Income/(charge) to equity[1]	—	—	—	—	(15)		(15)
Effect of exchange rate adjustment	(34)	3	—	3	8		(20)

Net deferred tax asset/(liability) at 31 December	(703)	(564)	973	2,402	667	—	2,775

Classified as follows:
Deferred tax asset at 31 December	694	52	2,490	2,403	833	(3,579)	2,893
Deferred tax liability at 31 December	(1,397)	(616)	(1,517)	(1)	(166)	3,579	(118)

2017
Net deferred tax asset/(liability) at 1 January	(966)	(359)	1,176	2,005	814	—	2,670
Income/(charge) to the income statement	61	(132)	(192)	(182)	32		(413)
Income/(charge) to other comprehensive income	—	—	(151)	(26)	(866)		(1,043)
Income/(charge) to equity[1]	—	—	—	—	17		17
Effect of exchange rate adjustment	37	(9)	—	(139)	(25)		(136)

Net deferred tax asset/(liability) at 31 December	(868)	(500)	833	1,658	(28)	—	1,095

Classified as follows:
Deferred tax asset at 31 December	237	57	2,194	1,748	318	(2,613)	1,941
Deferred tax liability at 31 December	(1,105)	(557)	(1,361)	(90)	(346)	2,613	(846)

1.
Deferred tax related to value adjustment of restricted stock units. In addition, a gain of DKK 10 million (gain of DKK 1 million in 2017) related to current tax have also been charged to equity. The net charge to equity is DKK 5 million (DKK 18 million in 2017).

2.	Other mainly includes hedging and tax loss carry-forwards.

Specification of tax loss carry-forwards at 31 December
DKK million	2018	2017

Recognised deferred tax on tax loss carry-forwards	20	24

Unrecognised tax base of tax loss carry-forwards	347	364
Classified as follows:
Expiry within one year	—	—
Expiry within two to five years	58	16
Expiry after more than five years	289	348